THE FBR FUNDS
1001 Nineteenth Street North
Arlington, Virginia 22209

March 5, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The FBR Funds (the “Trust”) File Nos. 333-112480 and 811-21503

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, I hereby certify on behalf of the Trust and its series , the FBR Small Cap Financial Fund, the FBR Large Cap Financial Fund, the FBR Focus Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund, the FBR Large Cap Fund, the FBR Mid Cap Fund, the FBR Small Cap Fund, the FBR Balanced Fund, the FBR Core Bond Fund, (the “Funds”), that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) on behalf of the Funds would not have differed from that contained in Post-Effective Amendment No. 28 which was filed electronically on February 29, 2012.

Please do not hesitate to contact the undersigned at (703) 875-1326 if you have any questions or comments regarding the foregoing.

Very truly yours,

/s/Kimberly J. Bradshaw

Kimberly J. Bradshaw
Secretary and Treasurer
The FBR Funds